Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables and Accruals
Schedule of other payables and accruals

	As of December 31,
	2020	2021
Unearned revenue	59,612	69,768
Accrued off-hire	5,886	2,461
Accrued purchases	9,867	10,169
Accrued interest	33,600	26,186
Other accruals	34,092	44,917
Total	143,057	153,501